Financial Income and Other Items, Net (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Income and Other Items

The detail of financial income and other items, net in 2018, 2017 and 2016 was as follows:

		2018	2017	2016
Results in the sale of associates and remeasurement of previously held interest before change in control of associates (notes 4.1 and 13.1)	Ps	(204)	4,164	—
Financial income		355	338	402
Results from financial instruments, net (notes 13.2 and 16.4)		692	161	113
Foreign exchange results		341	(26)	4,982
Effects of amortized cost on assets and liabilities and others, net		(1,088)	(1,021)	(1,030)

	Ps	96	3,616	4,467